Goodwill and other intangible assets - Schedule of Movements in Goodwill (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	May 22, 2025 EUR (€)
Disclosure of reconciliation of changes in goodwill [line items]
Increase (decrease) through reclassification, intangible assets other than goodwill	[1]			€ (154)
Vigil Neurosciences
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date								€ 119
Gross value (e)
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e)	[2]	€ 1,628		1,554		€ 3,112
Gross value (e) | Products, trademarks and other rights
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e)	[2]	421		444		1,970
Antibodies Collaboration agreement | Gross value (e) | Products, trademarks and other rights | Teva Pharmaceuticals
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e) | $							$ 500
Antibodies Collaboration agreement | Gross value (e) | Products, trademarks and other rights | Janssen Pharmaceuticals, Inc
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e) | $							$ 175
Antibodies Collaboration agreement | Gross value (e) | Products, trademarks and other rights | Novavax
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e) | $					$ 500
Antibodies Collaboration agreement | Gross value (e) | Products, trademarks and other rights | Corxel Pharmaceuticals
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e) | $					$ 300
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance		43,384		49,404		49,892
Acquisitions during the period		1,010	[3]	0		475
Other movements during the period	[4]	(109)		(351)		(90)
Currency translation differences		(2,985)		1,586		(873)
Increase (decrease) through reclassification, intangible assets other than goodwill	[5]			(7,255)
Ending balance		€ 41,300		€ 43,384		€ 49,404

[1]	(b)The liabilities of Opella, which in 2023 were presented in the relevant balance sheet line item for each class of liability, were reclassified in 2024 to
Liabilities related to assets held for sale in accordance with IFRS 5 (see Note D.1.).

[2]	(e)This line mainly comprises:
In 2023:
–the rights acquired as a result of the simplification agreed between Sanofi and AstraZeneca in April 2023 in respect of the agreements on Beyfortus
(nirsevimab) (see Note C.2.);
–an upfront payment of $500 million relating to the rights acquired under the agreement with Teva Pharmaceuticals on the co-development and co-commercialization of TEV’574; and
–an upfront payment of $175 million for the rights acquired under the agreement with Janssen Pharmaceuticals, Inc. relating to a vaccine against extra-intestinal pathogenic strains of E-Coli.
In 2024:
–an upfront payment of $500 million for the rights acquired under the agreement with Novavax relating to the co-exclusive license agreement for the co-commercialization of a COVID-19 vaccine and the development of a combined flu-COVID-19 vaccine; and
–an upfront payment of $300 million for the rights acquired under an agreement with Corxel Pharmaceuticals for the development and commercialization rights to aficamten in China.

[3]	(c)The preliminary purchase price allocations for Blueprint Medicines and Vigil Neurosciences resulted in the recognition of goodwill of €801 million and
€208 million, respectively, as of the respective acquisition dates (see Note D.1.).

[4]	(a)This line mainly comprises the amount of goodwill allocated to divested operations in accordance with paragraph 86 of IAS 36, including in 2024 the allocated goodwill relating to the divestment of the Enjaymo activity to Recordati (see Note D.1.).

[5]	(b)The Opella goodwill was reclassified to Assets held for sale as of December 31, 2024 (see Note D.1.).